Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of the Component Parts of Earnings per Share
A reconciliation of the component parts of earnings per share for 2019, 2018 and 2017 follows:

(dollars in thousands, except per share data)	For the years ended December 31
	2019	2018	2017

Net income	$57,840	61,445	43,145
Weighted average common shares	96,849	96,505	96,111

Effect of dilutive common stock options	78	141	111

Weighted average common shares including potential dilutive shares	96,927	96,646	96,222

Basic EPS	$0.597	0.637	0.449

Diluted EPS	$0.597	0.636	0.448